Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.90%	28.30%	30.00%
Effects of inflation over monetary assets	(4.30%)	(3.60%)	(4.50%)
(Unrecognized) applied tax loss carryforwards	(0.10%)	(0.20%)	0.00%
Employee benefits	(0.30%)	(0.10%)	(0.10%)
Tax rate change	0.40%
Other	0.10%	(0.30%)	(0.20%)
Effective tax rate	26.70%	24.10%	25.20%
'Income before income taxes	$ 12,115,741	$ 12,761,690	$ 12,275,686
Income tax by applying the weighted average statutory rate	3,634,722	3,615,812	3,682,706
Effects of inflation over monetary assets	(403,499)	(454,352)	(547,859)
(Unrecognized) applied tax loss carryforwards	(2,160)	(28,028)	(6,105)
Employee benefits	(9,243)	(17,939)	(9,553)
Tax rate change	15,236
Other	5,246	(43,403)	(28,977)
Income tax	$ 3,240,302	$ 3,072,090	$ 3,090,212